SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH (Details)						1 Months Ended							12 Months Ended
	Jul. 20, 2020 CNY (¥)	Dec. 12, 2019 CNY (¥)	Jun. 12, 2019 CNY (¥)	Jan. 23, 2019 CNY (¥)	Feb. 08, 2018 CNY (¥)	Nov. 30, 2019 CNY (¥)	Oct. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Nov. 30, 2017 CNY (¥)	Aug. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥) agreement	Dec. 31, 2015 CNY (¥) agreement	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Apr. 15, 2020	Nov. 30, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH
Short-term bank borrowings													¥ 180,000,000		¥ 217,394,132
Restricted cash													168,469,077		221,656,071		$ 25,819,016
Drawdowns repaid													217,394,132	$ 33,317,108	228,864,111	¥ 188,234,207
East West Bank loan
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH
Short-term bank borrowings													0		48,910,799
Number of line of credit agreements | agreement											2	2
Debt term											1 year	1 year
Face amount						¥ 37,796,907
Maximum credit facility amount											¥ 100,000,000	¥ 100,000,000
Interest rate (in percent)						4.20%					2.80%	2.80%							4.75%		2.80%	2.80%
Collateral deposits											¥ 103,674,877	¥ 103,674,877									$ 16,000,000	$ 16,000,000
Restricted cash													0		56,525,358
Drawdowns repaid						¥ 52,933,631	¥ 35,930,480
Bank of China loan
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH
Short-term bank borrowings													20,000,000		20,000,000
Debt term	1 year	1 year			1 year			1 year		6 months
Face amount	¥ 20,000,000	¥ 20,000,000			¥ 20,000,000			¥ 20,000,000		¥ 10,000,000						¥ 20,000,000
Interest rate (in percent)	3.85%	4.5675%			4.5675%			4.5675%		4.5675%						4.5675%
SPD Silicon Valley Bank loan
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH
Short-term bank borrowings													160,000,000		120,000,000
Debt term			12 months						1 year
Maximum credit facility amount			¥ 120,000,000						¥ 60,000,000
Collateral deposits			132,000,000						¥ 66,288,600									¥ 176,000,000		$ 10,000,000
Restricted cash													¥ 168,469,077		135,130,713
SPD Silicon Valley Bank loan | Jiangsu Xiaoniu
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH
Face amount			60,000,000															80,000,000
Maximum credit facility amount																		160,000,000
Collateral deposits																		176,000,000
SPD Silicon Valley Bank loan | Changzhou Niudian
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH
Face amount			¥ 60,000,000															¥ 80,000,000
Bank of Ningbo loan
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH
Short-term bank borrowings															28,483,333
Bank of Ningbo loan | Beijing Niudian [Member]
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH
Short-term bank borrowings				¥ 28,483,333
Debt term				1 year
Face amount															28,483,333
Interest rate (in percent)				5.32%
Restricted cash															¥ 30,000,000
Restricted Cash Borrowings Guaranteed				¥ 30,000,000